Maturity [Member] Expense Example - iShares iBonds Dec 2028 Term Corporate ETF - iShares iBonds Dec 2028 Term Corporate ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Maturity
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30